SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CERTAIN BALANCE SHEET INFORMATION (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies
Weighted Average Number of Shares
	2015	2014	2013

Weighted average common shares outstanding	21,027,640	21,027,640	20,843,324
Shares used in computing basic and diluted net loss per share	21,027,640	21,027,640	20,843,324